XD FUND TRUST

XD Treasury Money Market Fund

(the “Fund”)

Institutional Class	Investor Class	Select Class
IXDXX	VXDXX	SXDXX

Supplement dated September 10, 2024 to the

Statement of Additional Information,

dated February 9, 2024

Effective August 26, 2024, Jesse Halle has resigned as Assistant Secretary of XD Fund Trust (the “Trust”).

The Board of Trustees of the Trust has appointed Ms. Maggie Bull as the new Assistant Secretary of the Trust, effective August 26, 2024. Accordingly the SAI is revised as follows:

The information with respect to Mr. Hallee as the Assistant Secretary of the Trust in the Officers’ table on page 9 of the SAI is hereby deleted and replaced with the following:

Name, Address(1), and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Maggie Bull, 1965	Assistant Secretary	Indefinite Since August 2024	Vice President, Senior Managing Counsel, since 2022; Vice President, Senior Legal Counsel (2020 - 2022); Senior Attorney (2017 -2020), Ultimus Fund Solutions, LLC.
(1)	The business address of each officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.